Real Estate And Accumulated Depreciation (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real Estate and Accumulated Depreciation [Line Items]
Beginning Balance	$ 13,749	$ 13,076	$ 13,115
Additions:
Acquisitions	1,155	532	2
Capital expenditures and transfers from construction-in-progress	338	161	326
Deductions:
Dispositions and other	(214)	(20)	(265)
Impairments	(8)		(94)
Assets held for sale			(8)
Ending Balance	15,020	13,749	13,076
Beginning Balance	3,834	3,404	3,075
Depreciation and amortization	496	450	451
Dispositions and other	(24)	(20)	(121)
Depreciation on assets held for sale			(1)
Ending Balance	4,306	3,834	3,404
Cost of real estate for federal income tax purposes	$ 10,570